Wells Fargo Funds Management, LLC

525 Market Street, 12th Floor

San Francisco, CA 94105

November 1, 2016

Via EDGAR

EDGAR Operations Branch
Division of Investment Management
Securities and Exchange Commission
450 Fifth Street, NW
Washington, DC 20549

Re: Wells Fargo Funds Trust (the “Trust”)
      Post-Effective Amendment No. 497 to Registration Statement
       No. 333-74295/811-09253

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the "Act"), the Trust hereby certifies that (i) for each fund listed in Exhibit A, the form of prospectuses that the Trust would have filed under Rule 497(c) under the Act would not have differed from the prospectuses contained in the Trust's recent post-effective amendment (Post-Effective Amendment No. 497 to Registration Statement No. 333-74295/811-09253) (the "Amendment"); and (ii) the text of the Amendment was filed electronically via EDGAR on October 27, 2016.

If you have any questions or would like further information, please call Maureen Towle at (617) 210-3682.

Sincerely,

  /s/ Maureen Towle

Maureen Towle

Senior Counsel

Exhibit A

Funds Trust

Wells Fargo C&B Large Cap Value Fund – Class R6
Wells Fargo Core Plus Bond Fund – Class R6
Wells Fargo Real Return Fund – Class R6 and Institutional Class
Wells Fargo Small Cap Opportunities Fund – Class R6
Wells Fargo Small Company Value Fund – Class R6
Wells Fargo Index Asset Allocation Fund – Institutional Class
Wells Fargo Specialized Technology Fund – Institutional Class